Document and Entity Information	Aug. 19, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 19, 2024
Entity Registrant Name	NIKOLA CORPORATION
Entity Incorporation State Country Code	DE
Entity File Number	001-38495
Entity Tax Identification Number	82-4151153
Entity Address Address Line 1	4141 E Broadway Road
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85040
City Area Code	480
Local Phone Number	581-8888
Written Communications	false
Pre Commencement Issuer Tender Offer	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	NKLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001731289